Shareholders' Equity (Details)			1 Months Ended		12 Months Ended
	Sep. 03, 2014 shares	Mar. 06, 2014 $ / shares shares	Dec. 18, 2015 USD ($) $ / shares shares	Jun. 16, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Issuance of common stock, Value consideration | $					$ 8,497,024	$ 1,174,380
Common stock, shares outstanding					18,329,600	15,929,600
Proceeds from issuances of common shares | $					$ 8,497,024	$ 1,174,380
Common stock, shares issued					18,329,600	15,929,600
Unissued shares	1,832,960
Option exercise price, Description	The exercise price of an option shall not be less than 100% of the fair market value of such shares on the date of grant.
Beijing Taiying [Member]
Related Party Transaction [Line Items]
Common stock shares issued percentage	96
Common stock, shares outstanding	15,929,600
Common stock, shares issued	15,929,600
Number of shares received	15,284,800
CCRC [Member]
Related Party Transaction [Line Items]
Issuance of common stock		10,000	2,400,000
Common stock per share price | $ / shares		$ 0.001	$ 4
Common stock, shares outstanding			18,329,600
Proceeds from issuances of common shares | $			$ 8,497,024
Escrow deposit | $			$ 500,000
Three Corporations [Member]
Related Party Transaction [Line Items]
Issuance of common stock				634,800
Common stock per share price | $ / shares				$ 1.85
Proceeds from issuances of common shares | $				$ 222,000
Two Individuals [Member]
Related Party Transaction [Line Items]
Issuance of common stock				634,800
Common stock per share price | $ / shares				$ 1.85
Proceeds from issuances of common shares | $				$ 222,000